NET LOSS PER SHARE (Schedule of Basic Loss Per Share) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Number of shares of basic and diluted	[1]	25,673,276	25,444,733	25,378,325
Net loss for computation of basic and diluted net loss per share		$ (20,838)	$ (19,592)	$ (17,213)

[1]	To compute diluted net loss per share, potential ordinary shares, detailed below, have not been taken into account due to their anti-dilutive effect.